Schedule of Investments(a)
May 31, 2023
(Unaudited)
Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–94.41%
Advertising–0.24%
Advantage Sales & Marketing, Inc., 6.50%, 11/15/2028(b)	$88,000	$73,952
Aerospace & Defense–2.03%
Howmet Aerospace, Inc.,
5.13%, 10/01/2024	39,000	38,734
6.88%, 05/01/2025	49,000	50,136
Rolls-Royce PLC (United Kingdom), 5.75%, 10/15/2027(b)	200,000	194,945
Spirit AeroSystems, Inc., 9.38%, 11/30/2029(b)	111,000	118,367
TransDigm, Inc., 6.25%, 03/15/2026(b)	231,000	229,626
		631,808
Agricultural & Farm Machinery–0.32%
Titan International, Inc., 7.00%, 04/30/2028	108,000	98,365
Air Freight & Logistics–0.68%
Rand Parent LLC, 8.50%, 02/15/2030(b)	244,000	210,909
Alternative Carriers–0.69%
Lumen Technologies, Inc., 4.00%, 02/15/2027 (Acquired 01/31/2023-02/07/2023; Cost $176,219)(b)(c)	208,000	136,296
Zayo Group Holdings, Inc., 4.00%, 03/01/2027(b)	113,000	79,063
		215,359
Aluminum–0.36%
Arconic Corp., 6.00%, 05/15/2025(b)	80,000	80,416
Kaiser Aluminum Corp., 4.50%, 06/01/2031(b)	39,000	30,690
		111,106
Apparel Retail–0.48%
Foot Locker, Inc., 4.00%, 10/01/2029(b)	76,000	57,115
Gap, Inc. (The),
3.63%, 10/01/2029(b)	79,000	55,691
3.88%, 10/01/2031(b)	51,000	35,242
		148,048
Apparel, Accessories & Luxury Goods–0.70%
G-III Apparel Group Ltd., 7.88%, 08/15/2025(b)	66,000	62,436
Hanesbrands, Inc., 4.88%, 05/15/2026(b)	100,000	93,288
Under Armour, Inc., 3.25%, 06/15/2026	68,000	62,255
		217,979
Application Software–0.56%
Cloud Software Group, Inc.,
6.50%, 03/31/2029(b)	50,000	44,267
9.00%, 09/30/2029(b)	72,000	61,268
Open Text Holdings, Inc. (Canada), 4.13%, 02/15/2030(b)	82,000	69,542
		175,077
Principal Amount		Value
Asset Management & Custody Banks–0.16%
Brightsphere Investment Group, Inc., 4.80%, 07/27/2026	$54,000	$49,950
Automobile Manufacturers–2.99%
Ford Motor Co., 7.13%, 11/15/2025	75,000	76,894
Ford Motor Credit Co. LLC,
2.30%, 02/10/2025	200,000	186,868
4.27%, 01/09/2027	200,000	183,779
4.95%, 05/28/2027	200,000	187,393
4.13%, 08/17/2027	200,000	180,936
J.B. Poindexter & Co., Inc., 7.13%, 04/15/2026(b)	90,000	85,758
PM General Purchaser LLC, 9.50%, 10/01/2028(b)	31,000	29,085
		930,713
Automotive Parts & Equipment–1.36%
Clarios Global L.P./Clarios US Finance Co., 8.50%, 05/15/2027(b)	93,000	93,414
IHO Verwaltungs GmbH (Germany), 7.13% PIK Rate, 6.38% Cash Rate, 05/15/2029(b)(d)	200,000	185,367
ZF North America Capital, Inc. (Germany), 4.75%, 04/29/2025(b)	150,000	145,519
		424,300
Automotive Retail–0.27%
Sonic Automotive, Inc., 4.63%, 11/15/2029(b)	100,000	82,857
Broadcasting–2.84%
AMC Networks, Inc., 4.75%, 08/01/2025	152,000	134,550
iHeartCommunications, Inc.,
6.38%, 05/01/2026	97,229	73,939
8.38%, 05/01/2027	64,671	36,566
Paramount Global, 6.38%, 03/30/2062(e)	299,000	239,853
TEGNA, Inc., 4.75%, 03/15/2026(b)	83,000	79,261
Townsquare Media, Inc., 6.88%, 02/01/2026(b)	65,000	60,338
Univision Communications, Inc., 5.13%, 02/15/2025(b)	122,000	117,978
Urban One, Inc., 7.38%, 02/01/2028(b)	51,000	45,957
Videotron Ltd. (Canada), 5.13%, 04/15/2027(b)	100,000	96,606
		885,048
Broadline Retail–1.92%
Macy’s Retail Holdings LLC,
5.88%, 04/01/2029(b)	68,000	60,200
5.88%, 03/15/2030(b)	133,000	115,442
6.13%, 03/15/2032(b)	70,000	59,404
Nordstrom, Inc.,
4.00%, 03/15/2027	141,000	122,169
4.38%, 04/01/2030	130,000	103,491
4.25%, 08/01/2031	67,000	51,018
QVC, Inc., 4.45%, 02/15/2025	100,000	85,116
		596,840

See accompanying notes which are an integral part of this schedule.
Invesco High Yield Bond Factor Fund

Principal Amount		Value
Building Products–1.82%
Masonite International Corp.,
5.38%, 02/01/2028(b)	$138,000	$131,018
3.50%, 02/15/2030(b)	135,000	113,606
Standard Industries, Inc.,
5.00%, 02/15/2027(b)	96,000	90,214
4.75%, 01/15/2028(b)	96,000	88,174
4.38%, 07/15/2030(b)	111,000	93,840
3.38%, 01/15/2031(b)	65,000	50,842
		567,694
Cable & Satellite–5.09%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.50%, 05/01/2026(b)	125,000	122,558
5.13%, 05/01/2027(b)	332,000	307,984
CSC Holdings LLC,
5.25%, 06/01/2024	58,000	53,856
4.63%, 12/01/2030(b)	200,000	85,686
DIRECTV Financing LLC/DIRECTV Financing Co-Obligor, Inc., 5.88%, 08/15/2027(b)	312,000	275,166
DISH DBS Corp.,
5.88%, 11/15/2024	193,000	165,546
5.25%, 12/01/2026(b)	246,000	194,782
5.75%, 12/01/2028(b)	124,000	90,173
DISH Network Corp., 11.75%, 11/15/2027(b)	60,000	57,493
LCPR Senior Secured Financing DAC, 6.75%, 10/15/2027(b)	180,000	167,252
Telenet Finance Luxembourg Notes S.a.r.l. (Belgium), 5.50%, 03/01/2028(b)	70,000	64,925
		1,585,421
Casinos & Gaming–4.19%
Affinity Interactive, 6.88%, 12/15/2027(b)	170,000	148,937
Caesars Entertainment, Inc., 6.25%, 07/01/2025(b)	103,000	102,782
International Game Technology PLC, 6.50%, 02/15/2025(b)	200,000	200,930
Las Vegas Sands Corp.,
3.20%, 08/08/2024	93,000	89,750
2.90%, 06/25/2025	200,000	187,109
Melco Resorts Finance Ltd. (Hong Kong), 5.38%, 12/04/2029(b)	200,000	160,629
MGM Resorts International, 6.75%, 05/01/2025	49,000	49,231
Mohegan Tribal Gaming Authority, 8.00%, 02/01/2026(b)	97,000	85,630
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.88%, 09/01/2031(b)	35,000	24,094
Sabre GLBL, Inc.,
9.25%, 04/15/2025(b)	44,000	42,069
7.38%, 09/01/2025(b)	62,000	52,489
Sands China Ltd. (Macau), 3.75%, 08/08/2031	200,000	160,906
		1,304,556
Coal & Consumable Fuels–0.56%
Alliance Resource Operating Partners L.P./Alliance Resource Finance Corp., 7.50%, 05/01/2025(b)	16,000	15,928
Enviva Partners L.P./Enviva Partners Finance Corp., 6.50%, 01/15/2026(b)	199,000	157,809
		173,737
Principal Amount		Value
Commercial & Residential Mortgage Finance–0.10%
PennyMac Financial Services, Inc., 5.75%, 09/15/2031(b)	$38,000	$30,633
Commodity Chemicals–0.30%
Methanex Corp. (Canada), 5.25%, 12/15/2029	102,000	92,928
Communications Equipment–0.91%
CommScope Technologies LLC, 6.00%, 06/15/2025(b)	99,000	93,162
Hughes Satellite Systems Corp., 6.63%, 08/01/2026	64,000	59,195
Viasat, Inc., 5.63%, 04/15/2027(b)	141,000	132,215
		284,572
Construction & Engineering–0.12%
AECOM, 5.13%, 03/15/2027	40,000	38,656
Construction Machinery & Heavy Transportation Equipment– 0.10%
Manitowoc Co., Inc. (The), 9.00%, 04/01/2026(b)	31,000	30,689
Construction Materials–0.53%
Camelot Return Merger Sub, Inc., 8.75%, 08/01/2028(b)(f)	56,000	52,844
Eco Material Technologies, Inc., 7.88%, 01/31/2027(b)	118,000	112,265
		165,109
Consumer Finance–3.07%
Ally Financial, Inc., 5.75%, 11/20/2025	160,000	155,529
ASG Finance Designated Activity Co. (Cyprus), 7.88%, 12/03/2024(b)	200,000	195,300
Credit Acceptance Corp., 5.13%, 12/31/2024(b)	139,000	136,525
Navient Corp.,
5.88%, 10/25/2024	63,000	61,677
6.75%, 06/25/2025	100,000	96,869
5.50%, 03/15/2029	62,000	51,377
5.63%, 08/01/2033	79,000	56,363
OneMain Finance Corp.,
6.88%, 03/15/2025	50,000	48,242
7.13%, 03/15/2026	72,000	68,926
SLM Corp., 3.13%, 11/02/2026	100,000	85,846
		956,654
Distributors–0.19%
Evergreen Acqco 1 L.P./TVI, Inc., 9.75%, 04/26/2028(b)	60,000	60,093
Diversified Banks–0.13%
Freedom Mortgage Corp., 7.63%, 05/01/2026(b)	47,000	41,125
Diversified Chemicals–0.68%
Chemours Co. (The),
5.38%, 05/15/2027	54,000	49,790
5.75%, 11/15/2028(b)	145,000	127,811
Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., 5.13%, 04/01/2029(b)	63,000	34,156
		211,757
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Bond Factor Fund

Principal Amount		Value
Diversified Financial Services–3.26%
Albion Financing 1 S.a.r.l./Aggreko Holdings, Inc. (Luxembourg), 6.13%, 10/15/2026(b)	$200,000	$179,559
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/2028(b)	200,000	162,953
Midcap Financial Issuer Trust, 6.50%, 05/01/2028(b)	200,000	176,082
PHH Mortgage Corp., 7.88%, 03/15/2026(b)	64,000	56,405
Photo Holdings Merger Sub, Inc., 8.50%, 10/01/2026(b)	65,000	37,464
Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.63%, 04/16/2029(b)	300,000	243,729
Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.63%, 03/01/2030(b)	34,000	29,926
United Wholesale Mortgage LLC,
5.50%, 11/15/2025(b)	99,000	92,807
5.75%, 06/15/2027(b)	38,000	34,313
		1,013,238
Diversified Metals & Mining–0.63%
Mineral Resources Ltd. (Australia),
8.13%, 05/01/2027(b)	95,000	95,127
8.50%, 05/01/2030(b)	99,000	99,462
		194,589
Diversified Real Estate Activities–0.69%
Five Point Operating Co. L.P./Five Point Capital Corp., 7.88%, 11/15/2025(b)	242,000	213,324
Diversified REITs–0.43%
HAT Holdings I LLC/HAT Holdings II LLC, 3.38%, 06/15/2026(b)	60,000	52,569
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC, 4.75%, 04/15/2028(b)	100,000	80,283
		132,852
Diversified Support Services–0.40%
MPH Acquisition Holdings LLC, 5.75%, 11/01/2028(b)	1,000	716
Neptune Bidco US, Inc., 9.29%, 04/15/2029(b)	135,000	123,706
		124,422
Electric Utilities–2.04%
DPL, Inc., 4.13%, 07/01/2025	46,000	43,920
Edison International, 8.13%, 06/15/2053(e)	101,000	103,525
FirstEnergy Corp., Series B, 4.15%, 07/15/2027	105,000	100,603
NRG Energy, Inc.,
5.25%, 06/15/2029(b)	80,000	72,232
3.63%, 02/15/2031(b)	198,000	156,287
3.88%, 02/15/2032(b)	79,000	61,405
Vistra Operations Co. LLC, 5.63%, 02/15/2027(b)	100,000	96,284
		634,256
Electrical Components & Equipment–0.35%
WESCO Distribution, Inc., 7.13%, 06/15/2025(b)	107,000	107,880
Principal Amount		Value
Electronic Components–0.71%
Imola Merger Corp., 4.75%, 05/15/2029(b)	$195,000	$167,966
Likewize Corp., 9.75%, 10/15/2025(b)	55,000	51,586
		219,552
Environmental & Facilities Services–0.37%
Harsco Corp., 5.75%, 07/31/2027(b)	65,000	56,280
Stericycle, Inc., 5.38%, 07/15/2024(b)	60,000	59,400
		115,680
Food Distributors–0.77%
C&S Group Enterprises LLC, 5.00%, 12/15/2028(b)	150,000	116,601
Performance Food Group, Inc., 6.88%, 05/01/2025(b)	51,000	51,184
US Foods, Inc., 6.25%, 04/15/2025(b)	72,000	71,915
		239,700
Food Retail–0.39%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s LLC, 4.63%, 01/15/2027(b)	126,000	119,918
Footwear–0.05%
Abercrombie & Fitch Management Co., 8.75%, 07/15/2025(b)	15,000	15,183
Gas Utilities–0.33%
Ferrellgas L.P./Ferrellgas Finance Corp., 5.88%, 04/01/2029(b)	122,000	101,737
Health Care Distributors–0.42%
Owens & Minor, Inc., 6.63%, 04/01/2030(b)	145,000	130,862
Health Care Facilities–1.14%
Legacy LifePoint Health LLC, 6.75%, 04/15/2025(b)	207,000	184,849
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/01/2026(b)	31,000	23,267
Tenet Healthcare Corp., 4.88%, 01/01/2026	151,000	146,201
		354,317
Health Care REITs–0.30%
MPT Operating Partnership L.P./MPT Finance Corp.,
5.00%, 10/15/2027	78,000	64,147
4.63%, 08/01/2029	40,000	29,906
		94,053
Health Care Services–2.46%
Community Health Systems, Inc.,
8.00%, 03/15/2026(b)	152,000	142,097
5.63%, 03/15/2027(b)	70,000	59,988
6.88%, 04/15/2029(b)	146,000	82,244
6.13%, 04/01/2030(b)	33,000	17,855
5.25%, 05/15/2030(b)	61,000	45,873
4.75%, 02/15/2031(b)	80,000	57,590
ModivCare, Inc., 5.88%, 11/15/2025(b)	159,000	147,755
Pediatrix Medical Group, Inc., 5.38%, 02/15/2030(b)	67,000	61,714
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Bond Factor Fund

Principal Amount		Value
Health Care Services–(continued)
US Acute Care Solutions LLC, 6.38%, 03/01/2026(b)	$178,000	$151,040
		766,156
Health Care Technology–0.43%
athenahealth Group, Inc., 6.50%, 02/15/2030(b)	163,000	134,407
Home Improvement Retail–0.53%
JELD-WEN, Inc., 4.88%, 12/15/2027(b)	188,000	163,990
Homebuilding–1.12%
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
5.00%, 06/15/2029(b)	38,000	29,227
4.88%, 02/15/2030(b)	134,000	101,296
LGI Homes, Inc., 4.00%, 07/15/2029(b)	113,000	92,291
Mattamy Group Corp. (Canada), 4.63%, 03/01/2030(b)	38,000	32,716
New Home Co., Inc. (The), 7.25%, 10/15/2025(b)	100,000	92,473
		348,003
Hotel & Resort REITs–0.52%
Service Properties Trust,
7.50%, 09/15/2025	100,000	98,156
4.95%, 02/15/2027	78,000	65,041
		163,197
Hotels, Resorts & Cruise Lines–3.05%
Carnival Corp.,
7.63%, 03/01/2026(b)	159,000	150,898
5.75%, 03/01/2027(b)	197,000	168,866
6.00%, 05/01/2029(b)	217,000	180,636
10.50%, 06/01/2030(b)	50,000	50,225
Royal Caribbean Cruises Ltd.,
11.50%, 06/01/2025(b)	62,000	65,587
11.63%, 08/15/2027(b)	82,000	89,201
5.50%, 04/01/2028(b)	83,000	76,337
Travel + Leisure Co., Series J, 6.00%, 04/01/2027	174,000	168,225
		949,975
Housewares & Specialties–1.08%
Newell Brands, Inc.,
4.70%, 04/01/2026	147,000	136,527
6.63%, 09/15/2029	161,000	152,245
5.88%, 04/01/2036	60,000	48,067
		336,839
Independent Power Producers & Energy Traders–0.41%
EnfraGen Energia Sur S.A./EnfraGen Spain S.A./Prime Energia S.p.A. (Colombia), 5.38%, 12/30/2030(b)	200,000	128,376
Industrial Conglomerates–0.53%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
6.25%, 05/15/2026	92,000	80,724
5.25%, 05/15/2027	101,000	83,348
		164,072
Principal Amount		Value
Industrial Machinery & Supplies & Components–0.47%
Chart Industries, Inc., 9.50%, 01/01/2031(b)	$114,000	$119,340
GrafTech Finance, Inc., 4.63%, 12/15/2028(b)	34,000	27,155
		146,495
Insurance Brokers–0.54%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/2027(b)	103,000	96,119
HUB International Ltd., 7.00%, 05/01/2026(b)	74,000	72,979
		169,098
Integrated Oil & Gas–1.43%
Occidental Petroleum Corp.,
5.88%, 09/01/2025	149,000	149,172
5.50%, 12/01/2025	90,000	89,694
5.55%, 03/15/2026	88,000	87,861
6.45%, 09/15/2036	116,000	118,148
		444,875
Integrated Telecommunication Services–2.47%
Connect Finco S.a.r.l./Connect US Finco LLC (United Kingdom), 6.75%, 10/01/2026(b)	229,000	221,074
Consolidated Communications, Inc., 6.50%, 10/01/2028(b)	10,000	7,512
Embarq Corp., 8.00%, 06/01/2036	132,000	65,789
Frontier North, Inc., Series G, 6.73%, 02/15/2028	120,000	106,171
Level 3 Financing, Inc.,
3.88%, 11/15/2029(b)	156,000	114,338
10.50%, 05/15/2030(b)	128,000	121,755
Ligado Networks LLC, 15.50% PIK Rate, 0.00% Cash Rate, 11/01/2023(b)(d)	51,326	17,323
Telecom Italia S.p.A. (Italy), 5.30%, 05/30/2024(b)	105,000	102,392
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/2028(b)	17,000	13,839
		770,193
Interactive Media & Services–0.39%
Diamond Sports Group LLC/Diamond Sports Finance Co., 5.38%, 08/15/2026(b)(g)	94,000	659
Millennium Escrow Corp., 6.63%, 08/01/2026(b)	65,000	44,548
TripAdvisor, Inc., 7.00%, 07/15/2025(b)	76,000	76,286
		121,493
Internet Services & Infrastructure–0.20%
Cogent Communications Group, Inc., 3.50%, 05/01/2026(b)	67,000	61,594
Investment Banking & Brokerage–0.25%
NFP Corp., 6.88%, 08/15/2028(b)	92,000	76,389
IT Consulting & Other Services–0.34%
Unisys Corp., 6.88%, 11/01/2027(b)	139,000	105,539
Leisure Facilities–0.53%
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., 5.50%, 05/01/2025(b)	40,000	39,746
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Bond Factor Fund

Principal Amount		Value
Leisure Facilities–(continued)
NCL Corp. Ltd.,
5.88%, 03/15/2026(b)	$64,000	$58,128
5.88%, 02/15/2027(b)	69,000	65,780
		163,654
Leisure Products–0.80%
Mattel, Inc., 3.38%, 04/01/2026(b)	200,000	183,753
Vista Outdoor, Inc., 4.50%, 03/15/2029(b)	80,000	65,642
		249,395
Metal, Glass & Plastic Containers–1.57%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 04/30/2025(b)	200,000	196,244
Ball Corp.,
5.25%, 07/01/2025	103,000	102,598
4.88%, 03/15/2026	53,000	51,900
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada), 6.00%, 09/15/2028(b)	46,000	38,537
Mauser Packaging Solutions Holding Co.,
7.25%, 04/15/2025(b)	69,000	69,720
9.25%, 04/15/2027(b)	34,000	31,064
		490,063
Mortgage REITs–0.63%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 06/15/2029(b)	96,000	75,139
Starwood Property Trust, Inc., 4.38%, 01/15/2027(b)	142,000	120,187
		195,326
Movies & Entertainment–0.86%
Cinemark USA, Inc.,
8.75%, 05/01/2025(b)	60,000	61,131
5.25%, 07/15/2028(b)	100,000	87,663
Lions Gate Capital Holdings LLC, 5.50%, 04/15/2029(b)	48,000	34,138
Live Nation Entertainment, Inc., 6.50%, 05/15/2027(b)	83,000	83,257
		266,189
Multi-Utilities–0.39%
Algonquin Power & Utilities Corp. (Canada), 4.75%, 01/18/2082(e)	150,000	120,408
Office REITs–0.65%
Office Properties Income Trust,
4.50%, 02/01/2025	195,000	163,011
2.65%, 06/15/2026	55,000	37,846
		200,857
Office Services & Supplies–0.86%
ACCO Brands Corp., 4.25%, 03/15/2029(b)	117,000	98,790
Pitney Bowes, Inc.,
6.88%, 03/15/2027(b)	70,000	53,543
7.25%, 03/15/2029(b)	105,000	75,476
Steelcase, Inc., 5.13%, 01/18/2029	45,000	38,817
		266,626
Principal Amount		Value
Oil & Gas Drilling–1.31%
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 7.13%, 06/01/2028(b)	$106,000	$96,582
Harvest Midstream I L.P., 7.50%, 09/01/2028(b)	130,000	124,457
Rockies Express Pipeline LLC,
4.80%, 05/15/2030(b)	68,000	58,823
7.50%, 07/15/2038(b)	50,000	45,058
6.88%, 04/15/2040(b)	98,000	84,395
		409,315
Oil & Gas Equipment & Services–0.09%
USA Compression Partners L.P./USA Compression Finance Corp., 6.88%, 04/01/2026	30,000	28,569
Oil & Gas Exploration & Production–4.80%
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.88%, 06/30/2029(b)	100,000	87,906
CNX Resources Corp., 7.38%, 01/15/2031(b)	58,000	55,894
Comstock Resources, Inc.,
6.75%, 03/01/2029(b)	100,000	87,521
5.88%, 01/15/2030(b)	144,000	120,240
Crescent Energy Finance LLC, 7.25%, 05/01/2026(b)	95,000	88,455
CrownRock L.P./CrownRock Finance, Inc., 5.63%, 10/15/2025(b)	84,000	82,396
Earthstone Energy Holdings LLC, 8.00%, 04/15/2027(b)	59,000	57,488
Encino Acquisition Partners Holdings LLC, 8.50%, 05/01/2028(b)	154,000	141,648
Gulfport Energy Corp.,
8.00%, 05/17/2026	1,756	1,753
8.00%, 05/17/2026(b)	39,502	39,445
Gulfport Energy Operating Corp., 0.00%, 05/15/2025	135,000	254
Harbour Energy PLC (United Kingdom), 5.50%, 10/15/2026(b)	200,000	184,645
Hilcorp Energy I L.P./Hilcorp Finance Co., 5.75%, 02/01/2029(b)	73,000	66,184
Moss Creek Resources Holdings, Inc.,
7.50%, 01/15/2026(b)	62,000	57,198
10.50%, 05/15/2027(b)	94,000	90,928
Murphy Oil Corp., 5.88%, 12/01/2042	110,000	89,995
PDC Energy, Inc., 6.13%, 09/15/2024	66,000	66,026
Southwestern Energy Co., 5.70%, 01/23/2025	71,000	70,644
Strathcona Resources Ltd. (Canada), 6.88%, 08/01/2026(b)	32,000	26,993
Vital Energy, Inc., 10.13%, 01/15/2028	82,000	79,626
		1,495,239
Oil & Gas Refining & Marketing–1.12%
CVR Energy, Inc., 5.25%, 02/15/2025(b)	97,000	92,409
NuStar Logistics L.P.,
6.00%, 06/01/2026	56,000	54,420
5.63%, 04/28/2027	52,000	49,296
Parkland Corp. (Canada), 4.63%, 05/01/2030(b)	69,000	59,733
PBF Holding Co. LLC/PBF Finance Corp., 6.00%, 02/15/2028	100,000	93,145
		349,003
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Bond Factor Fund

Principal Amount		Value
Oil & Gas Storage & Transportation–4.04%
Buckeye Partners L.P., 4.13%, 03/01/2025(b)	$100,000	$95,367
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 6.00%, 02/01/2029(b)	63,000	58,358
EQM Midstream Partners L.P.,
7.50%, 06/01/2027(b)	52,000	52,379
6.50%, 07/01/2027(b)	54,000	52,831
4.50%, 01/15/2029(b)	81,000	70,909
4.75%, 01/15/2031(b)	110,000	94,579
6.50%, 07/15/2048	136,000	111,298
Holly Energy Partners L.P./Holly Energy Finance Corp., 6.38%, 04/15/2027(b)	61,000	60,282
ITT Holdings LLC, 6.50%, 08/01/2029(b)	75,000	59,893
New Fortress Energy, Inc., 6.50%, 09/30/2026(b)	186,000	165,022
Northriver Midstream Finance L.P. (Canada), 5.63%, 02/15/2026(b)	47,000	43,867
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 9.00%, 10/15/2026(b)(h)	162,000	154,538
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.,
6.00%, 03/01/2027(b)	70,000	65,545
5.50%, 01/15/2028(b)	130,000	117,577
6.00%, 12/31/2030(b)	65,000	56,550
		1,258,995
Other Specialized REITs–0.11%
Iron Mountain, Inc., 5.63%, 07/15/2032(b)	37,000	33,010
Other Specialty Retail–1.11%
Bath & Body Works, Inc.,
9.38%, 07/01/2025(b)	50,000	53,181
6.63%, 10/01/2030(b)	62,000	59,145
LSF9 Atlantis Holdings LLC/Victra Finance Corp., 7.75%, 02/15/2026(b)	118,000	109,588
Staples, Inc., 7.50%, 04/15/2026(b)	152,000	125,103
		347,017
Paper & Plastic Packaging Products & Materials–0.84%
Berry Global, Inc., 4.50%, 02/15/2026(b)	91,000	87,732
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/2026	61,000	59,429
Sealed Air Corp., 5.50%, 09/15/2025(b)	115,000	114,314
		261,475
Paper Products–0.39%
Clearwater Paper Corp., 5.38%, 02/01/2025(b)	24,000	23,446
Domtar Corp., 6.75%, 10/01/2028(b)	111,000	96,732
		120,178
Passenger Airlines–1.93%
American Airlines Pass-Through Trust,
Series 16-1, Class A, 4.10%, 01/15/2028	20,718	18,343
Series 2014-1, Class A, 3.70%, 04/01/2028	89,373	79,475
American Airlines, Inc., 11.75%, 07/15/2025(b)	101,000	110,727
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/2026(b)	155,000	152,258
Principal Amount		Value
Passenger Airlines–(continued)
Delta Air Lines, Inc., 7.38%, 01/15/2026	$111,000	$116,613
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/2026(b)	132,000	122,866
		600,282
Personal Care Products–0.72%
Coty, Inc., 5.00%, 04/15/2026(b)	38,000	36,536
Herbalife Nutrition Ltd./HLF Financing, Inc., 7.88%, 09/01/2025(b)	204,000	187,978
		224,514
Pharmaceuticals–1.16%
1375209 BC Ltd. (Canada), 9.00%, 01/30/2028(b)	76,000	75,881
AdaptHealth LLC, 5.13%, 03/01/2030(b)	124,000	96,585
Bausch Health Cos., Inc.,
5.50%, 11/01/2025(b)	79,000	70,201
4.88%, 06/01/2028(b)	105,000	63,420
HLF Financing S.a.r.l. LLC/Herbalife International, Inc., 4.88%, 06/01/2029(b)	81,000	55,999
		362,086
Publishing–0.11%
Gannett Holdings LLC, 6.00%, 11/01/2026(b)	43,000	35,851
Real Estate Services–0.18%
Realogy Group LLC/Realogy Co-Issuer Corp., 5.25%, 04/15/2030(b)	79,000	54,883
Reinsurance–0.44%
Enstar Finance LLC,
5.75%, 09/01/2040(e)	71,000	59,013
5.50%, 01/15/2042(e)	109,000	78,694
		137,707
Renewable Electricity–0.26%
Sunnova Energy Corp., 5.88%, 09/01/2026(b)	92,000	80,890
Restaurants–0.35%
Aramark Services, Inc., 6.38%, 05/01/2025(b)	109,000	108,281
Retail REITs–0.63%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC,
5.75%, 05/15/2026(Acquired 07/05/2022; Cost $61,831)(b)(c)	66,000	58,694
4.50%, 04/01/2027(b)	67,000	53,628
Necessity Retail REIT, Inc. (The)/American Finance Operating Partner L.P., 4.50%, 09/30/2028(b)	108,000	82,747
		195,069
Security & Alarm Services–1.09%
Brink’s Co. (The), 5.50%, 07/15/2025(b)	100,000	98,752
CoreCivic, Inc.,
8.25%, 04/15/2026	83,000	83,099
4.75%, 10/15/2027	75,000	63,641
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Bond Factor Fund

Principal Amount		Value
Security & Alarm Services–(continued)
Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, 04/15/2026(b)	$96,000	$94,056
		339,548
Specialized Finance–0.28%
Provident Funding Associates L.P./PFG Finance Corp., 6.38%, 06/15/2025(b)	100,000	87,695
Specialty Chemicals–0.37%
Rayonier A.M. Products, Inc., 7.63%, 01/15/2026(b)	65,000	56,492
WR Grace Holdings LLC, 5.63%, 08/15/2029(b)	72,000	59,856
		116,348
Steel–0.77%
Cleveland-Cliffs, Inc., 6.75%, 03/15/2026(b)	61,000	61,766
Infrabuild Australia Pty. Ltd. (Australia), 12.00%, 10/01/2024(b)	69,000	66,349
TMS International Corp., 6.25%, 04/15/2029(b)	100,000	79,149
United States Steel Corp., 6.88%, 03/01/2029	32,000	30,959
		238,223
Systems Software–0.71%
Gen Digital, Inc., 5.00%, 04/15/2025(b)	87,000	85,109
McAfee Corp., 7.38%, 02/15/2030(b)	89,000	74,936
Veritas US, Inc./Veritas Bermuda Ltd., 7.50%, 09/01/2025(b)	82,000	61,411
		221,456
Technology Hardware, Storage & Peripherals–1.57%
Seagate HDD Cayman,
4.88%, 06/01/2027	100,000	96,128
4.13%, 01/15/2031	34,000	27,747
9.63%, 12/01/2032(b)	53,065	57,961
Vericast Corp., 11.00%, 09/15/2026(b)	95,000	99,774
Xerox Corp., 6.75%, 12/15/2039	128,000	92,545
Xerox Holdings Corp.,
5.00%, 08/15/2025(b)	64,000	60,290
5.50%, 08/15/2028(b)	65,000	55,439
		489,884
Telecom Tower REITs–0.18%
SBA Communications Corp., 3.88%, 02/15/2027	61,000	56,279
Tires & Rubber–0.54%
FXI Holdings, Inc., 12.25%, 11/15/2026(b)	68,000	62,730
Goodyear Tire & Rubber Co. (The), 5.00%, 07/15/2029	118,000	106,401
		169,131
Tobacco–0.33%
Vector Group Ltd., 5.75%, 02/01/2029(b)	118,000	102,667
Trading Companies & Distributors–0.37%
Alta Equipment Group, Inc., 5.63%, 04/15/2026(b)	33,000	30,297
BlueLinx Holdings, Inc., 6.00%, 11/15/2029(b)	100,000	84,623
		114,920
Principal Amount		Value
Transaction & Payment Processing Services–0.43%
Block, Inc., 2.75%, 06/01/2026	$150,000	$135,135
Total U.S. Dollar Denominated Bonds & Notes (Cost $30,866,051)		29,384,357
Shares
Exchange-Traded Funds–2.96%
Invesco High Yield Bond Factor ETF (Cost $1,105,001)(i)	43,455	921,246
Principal Amount
U.S. Treasury Securities–0.37%
U.S. Treasury Bills–0.37%
4.73% - 4.79%, 04/18/2024 (Cost $115,091)(j)(k)	$120,000	114,697
Shares
Common Stocks & Other Equity Interests–0.26%
Advertising–0.00%
Tenerity LLC, Wts., expiring 04/10/2024(l)	39	0
Apparel, Accessories & Luxury Goods–0.02%
Claire’s Holdings LLC, Class S	20	8,250
Coal & Consumable Fuels–0.07%
ACNR Holdings, Inc.	232	21,413
Oil & Gas Equipment & Services–0.17%
Superior Energy Services, Inc.	761	52,224
Total Common Stocks & Other Equity Interests (Cost $27,606)		81,887
Principal Amount
Variable Rate Senior Loan Interests–0.04%(m)(n)
Apparel, Accessories & Luxury Goods–0.04%
Claire’s Stores, Inc., Term Loan, 11.75% (1 mo. USD LIBOR + 6.50%), 12/18/2026 (Cost $10,725)	$12,203	11,372
Shares
Preferred Stocks–0.00%
Apparel, Accessories & Luxury Goods–0.00%
Claire’s Holdings LLC, Series A, Pfd. (Cost $3,125)	5	1,075
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.04% (Cost $32,127,599)		30,514,634
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.18%
Invesco Private Government Fund, 5.10%(i)(o)(p)	15,430	15,430
Invesco Private Prime Fund, 5.22%(i)(o)(p)	39,771	39,767
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $55,205)		55,197
TOTAL INVESTMENTS IN SECURITIES–98.22% (Cost $32,182,804)		30,569,831
OTHER ASSETS LESS LIABILITIES—1.78%		553,219
NET ASSETS–100.00%		$31,123,050
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Bond Factor Fund

Investment Abbreviations:
ETF	– Exchange-Traded Fund
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
PIK	– Pay-in-Kind
REIT	– Real Estate Investment Trust
USD	– U.S. Dollar
Wts.	– Warrants
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2023 was $21,649,972, which represented 69.56% of the Fund’s Net Assets.
(c)	Restricted security. The aggregate value of these securities at May 31, 2023 was $194,990, which represented less than 1% of the Fund’s Net Assets.
(d)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(e)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(f)	All or a portion of this security was out on loan at May 31, 2023.
(g)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at May 31, 2023 represented less than 1% of the Fund’s Net Assets.
(h)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(i)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended May 31, 2023.

	Value February 28, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2023	Dividend Income
Invesco High Yield Bond Factor ETF	$933,848	$-	$-	$(12,602)	$-	$921,246	$16,413
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	96,155	326,570	(422,725)	-	-	-	2,285
Invesco Liquid Assets Portfolio, Institutional Class	68,673	233,264	(301,927)	-	(10)	-	1,620
Invesco Treasury Portfolio, Institutional Class	109,892	373,223	(483,115)	-	-	-	330
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	462,179	1,898,314	(2,345,063)	-	-	15,430	5,536*
Invesco Private Prime Fund	1,188,461	3,612,061	(4,760,427)	(8)	(320)	39,767	14,458*
Total	$2,859,208	$6,443,432	$(8,313,257)	$(12,610)	$(330)	$976,443	$40,642

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(j)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(k)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(l)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(m)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(n)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(o)	The rate shown is the 7-day SEC standardized yield as of May 31, 2023.
(p)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Interest Rate Risk
U.S. Treasury 5 Year Notes	9	September-2023	$981,703	$282	$282
U.S. Treasury 10 Year Notes	15	September-2023	1,717,031	5,742	5,742
U.S. Treasury 10 Year Ultra Notes	5	September-2023	602,266	4,492	4,492
Subtotal—Long Futures Contracts				10,516	10,516
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Bond Factor Fund

Open Futures Contracts—(continued)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value
Interest Rate Risk
U.S. Treasury 2 Year Notes	11	September-2023	$(2,264,109)	$3,703	$3,703
Total Futures Contracts				$14,219	$14,219

Open Centrally Cleared Credit Default Swap Agreements(a)
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Markit CDX North America High Yield Index, Series 39, Version 2	Sell	5.00%	Quarterly	12/20/2027	4.559%	USD	678,150	$16,396	$11,192	$(5,204)

(a)	Centrally cleared swap agreements collateralized by $601 cash held with Citibank, N.A.
(b)	Implied credit spreads represent the current level, as of May 31, 2023, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Abbreviations:
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Bond Factor Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$29,384,357	$—	$29,384,357
Exchange-Traded Funds	921,246	—	—	921,246
U.S. Treasury Securities	—	114,697	—	114,697
Common Stocks & Other Equity Interests	—	81,887	0	81,887
Variable Rate Senior Loan Interests	—	11,372	—	11,372
Preferred Stocks	—	1,075	—	1,075
Money Market Funds	—	55,197	—	55,197
Total Investments in Securities	921,246	29,648,585	0	30,569,831
Other Investments - Assets*
Investments Matured	—	9	—	9
Futures Contracts	14,219	—	—	14,219
	14,219	9	—	14,228
Other Investments - Liabilities*
Swap Agreements	—	(5,204)	—	(5,204)
Total Other Investments	14,219	(5,195)	—	9,024
Total Investments	$935,465	$29,643,390	$0	$30,578,855

*	Futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Investments matured are shown at value.
Invesco High Yield Bond Factor Fund